Accounts Receivable, Prepayments, Deposits and Other Receivables (Details) - USD ($) $ in Thousands		6 Months Ended
		Oct. 31, 2023	May 31, 2023	Apr. 30, 2023	Apr. 30, 2022	Apr. 30, 2021
Accounts Receivable, Prepayments, Deposits and Other Receivables [Line Items]
Note receivable maturity term		2 years
Interest receivables			$ 6,218
Prepayment	[1]					$ 1,475
Accounts receivable		$ 380		635	185	356
Minimum [Member]
Accounts Receivable, Prepayments, Deposits and Other Receivables [Line Items]
Fixed interest rate		5.00%
Financing service credit period		0 years
Maximum [Member]
Accounts Receivable, Prepayments, Deposits and Other Receivables [Line Items]
Fixed interest rate		8.00%
Financing service credit period		90 years
AMTD Group [Member]
Accounts Receivable, Prepayments, Deposits and Other Receivables [Line Items]
Prepayment					1,475	1,475
Accounting Receivable Equal To Greater Than 90 Days Past Due [Member]
Accounts Receivable, Prepayments, Deposits and Other Receivables [Line Items]
Accounts receivable		$ 188		$ 361	$ 185	$ 361

[1]	As of April 30, 2021, AMTD Group, the ultimate holding company, made a prepayment of US$1,475 on behalf of the Group to an independent third party to subscribe for its bond instrument. Such prepayment was transferred to AMTD Group to settle amount due to AMTD Group amounting to US$1,475 during year ended April 30, 2022.